JPMorgan Investor Conservative Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
R2 R3 R4 R5 Shares [Member] | JPMorgan Investor Conservative Growth Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	7.00%	9.85%	(12.53%)	6.30%	10.69%	12.75%	(2.96%)	8.94%	5.12%	(0.92%)